Leases - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets [Abstract]
ROU lease assets		$ 8,297,961	$ 11,021,615
Operating lease liabilities – current		1,777,697	2,325,390
Operating lease liabilities – non-current		6,021,153	9,207,971
Total operating lease liabilities		$ 7,798,850	$ 11,533,361
Remaining lease term and discount rate:
Weighted average remaining lease term (years)		5 years 6 months 29 days	6 years 9 months
Weighted average discount rate	[1]	4.94%	4.50%

[1]

The Company used new incremental borrowing rate of 3.95% for its lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023 in the PRC. For lease contracts entered from the second half of fiscal year 2023 to fiscal year 2024, the Company used new incremental borrowing rate of 5.00%. For lease contracts entered in the first and second half of fiscal year 2025, the Company used new incremental borrowing rate of 4.19% and 4.18%, respectively. The Company used incremental borrowing rate of 3.75% for its lease contracts entered prior to fiscal year 2024 in the United States. For lease contracts entered in fiscal year 2024, the Company used new incremental borrowing rate of 8.00%. For lease contracts entered in fiscal year 2025, the Company used new incremental borrowing rate of 7.25%.

The Company determines its incremental borrowing rates based on the lease term, the economic environment in which the lease is denominated, and the Company’s credit risk. As a result, different incremental borrowing rates may be applied to lease contracts entered into at different times and in different jurisdictions to reflect changes in market conditions.